Income tax (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax

	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	819	2,360	(2,054)
PRC	(408)	(1,072)	(180)
Others	(13)	(131)	(115)

Total	398	1,157	(2,349)

Deferred taxes

	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands
Current income tax (expense) / benefit	—	(165)	35
Deferred income tax benefit / (expense)	—	779	(446)

Total	—	614	(411)

Geographic tax expense

	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands
Hong Kong	—	(12)	215
PRC	—	626	(626)

Total	—	614	(411)

income tax recoverable

	2021	2022
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

Deferred tax assets and liabilities

	2021	2022
	$ in thousands	$ in thousands
Tax loss carry forwards	4,235	3,976
(Decrease) / increase in tax loss	(259)	502
Less: Valuation allowance	(3,197)	(4,145)

Total	779	333

Changes in valuation allowance

	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,203	4,235	3,197
Income tax (benefit) / expense	32	(1,038)	948

Balance, March 31	4,235	3,197	4,145

Tax expense attributable to earnings

	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	398	1,157	(2,349)

Income tax (expense) / benefit on pretax income at statutory rate	(44)	(170)	388
Effect of different tax rates of subsidiaries operating in other jurisdictions	28	89	71
Profit not subject to income tax	18	44	10
Expenses not deductible for income tax purposes	(56)	(18)	(10)
Decrease / (increase) in valuation allowance	32	—	(961)
Tax effect of future temporary differences	—	(6)	—
Tax benefit from expected realization of tax loss	—	779	502
Tax losses not recognized	—	(280)	(446)
Utilization of tax losses	22	176	35

Total income tax benefit	—	614	(411)